Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Dec. 31, 2020
Buildings and improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	10 years
Revenue equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	5 years [1]
Minimum [Member] | Computer and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	3 years
Maximum [Member] | Computer and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	5 years

[1]	Revenue equipment are trucks and trailers only used for providing trucking services.